UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Sun Valley Gold LLC

Address: 620 Sun Valley Road
         P.O. Box 2759
         Sun Valley, Idaho  83353

13F File Number: 028-10808

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Peter F. Palmedo
Title:  Managing Member, Sun Valley Gold LLC
Phone:  208-726-2327


Signature, Place and Date of Signing:


   /s/ Peter F. Palmedo         Sun Valley, Idaho            February 14, 2013
--------------------------     --------------------         ------------------
       [Signature]                [City, State]                    [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      34

Form 13F Information Table Value Total:      $1,903,281
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         NONE

                                                     FORM 13F INFORMATION TABLE
                                                         December 31, 2012
COLUMN 1                      COLUMN 2         COLUMN 3   COLUMN 4      COLUMN 5          COL 6   COL 7            COLUMN 8

                                                          VALUE      SHS OR     SH/ PUT/  INVSMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS   CUSIP      (x$1000)   PRN AMT    PRN CALL  DSCRTN  MGRS    SOLE       SHARED   NONE
ANGLOGOLD ASHANTI LTD         SPONSORED ADR    035128206     32,462   1,034,800 SH        SOLE    NONE     1,034,800
AURICO GOLD INC               COM              05155C105     28,574   3,493,185 SH        SOLE    NONE     3,493,185
AURIZON MINES LTD             COM              05155P106     19,868   5,751,260 SH        SOLE    NONE     5,751,260
BARRICK GOLD CORP             COM              067901108     38,564   1,101,503 SH        SOLE    NONE     1,101,503
COEUR D ALENE MINES CORP IDA  COM NEW          192108504     31,445   1,278,258 SH        SOLE    NONE     1,278,258
COMSTOCK MNG INC              COM              205750102      1,855     813,547 SH        SOLE    NONE       813,547
ELDORADO GOLD CORP NEW        COM              284902103      3,094     240,005 SH        SOLE    NONE       240,005
EXETER RES CORP               COM              301835104      3,005   2,445,758 SH        SOLE    NONE     2,445,758
GOLDCORP INC NEW              COM              380956409     11,790     321,260 SH        SOLE    NONE       321,260
GOLDEN MINERALS CO            COM              381119106        744     162,000 SH        SOLE    NONE       162,000
HUDBAY MINERALS INC           COM              443628102      4,004     396,800 SH        SOLE    NONE       396,800
IAMGOLD CORP                  COM              450913108      4,898     426,941 SH        SOLE    NONE       426,941
ISHARES SILVER TRUST          ISHARES          46428Q109     16,339     556,300 SH        SOLE    NONE       556,300
ISHARES SILVER TRUST          ISHARES          46428Q109    132,165   4,500,000     CALL  SOLE    NONE     4,500,000
JAGUAR MNG INC                COM              47009M103        926   1,436,587 SH        SOLE    NONE     1,436,587
KEEGAN RES INC                COM              487275109        644     162,000 SH        SOLE    NONE       162,000
KIMBER RES INC                COM              49435N101        903   2,490,199 SH        SOLE    NONE     2,490,199
KINROSS GOLD CORP             COM NO PAR       496902404     54,097   5,565,578 SH        SOLE    NONE     5,565,578
KOBEX MINERALS INC            COM              49989C105        116     238,285 SH        SOLE    NONE       238,285
MAG SILVER CORP               COM              55903Q104     10,101     986,206 SH        SOLE    NONE       986,206
MARKET VECTORS ETF TR         JR GOLD MINERS E 57060U589     36,115   1,824,924 SH        SOLE    NONE     1,824,924
MIDWAY GOLD CORP              COM              598153104        606     445,429 SH        SOLE    NONE       445,429
NEWMONT MINING CORP           COM              651639106      1,583     350,900     CALL  SOLE    NONE       350,900
NEWMONT MINING CORP           COM              651639106     15,298     329,420 SH        SOLE    NONE       329,420
PAN AMERICAN SILVER CORP      COM              697900108      2,830     150,746 SH        SOLE    NONE       150,746
PRETIUM RES INC               COM              74139C102      8,922     675,700 SH        SOLE    NONE       675,700
PRIMERO MNG CORP              COM              74164W106      6,941   1,076,900 SH        SOLE    NONE     1,076,900
ROYAL GOLD INC                COM              780287108      2,583      31,750 SH        SOLE    NONE        31,750
RUBICON MINERALS CORP         COM              780911103     18,654   7,263,300 SH        SOLE    NONE     7,263,300
SANDSTORM GOLD LTD            COM NEW          80013R206      5,638     478,871 SH        SOLE    NONE       478,871
SPDR GOLD TRUST               GOLD SHS         78463V107  1,295,836   7,998,000     CALL  SOLE    NONE     7,998,000
SPDR GOLD TRUST               GOLD SHS         78463V107     34,891     215,350 SH        SOLE    NONE       215,350
STILLWATER MNG CO             COM              86074Q102     45,162   3,533,832 SH        SOLE    NONE     3,533,832
VISTA GOLD CORP               COM NEW          927926303     32,628  12,084,310 SH        SOLE    NONE    12,084,310